11. Share-Based Awards Plan	12 Months Ended
Dec. 31, 2013
Share-Based Awards Plan
Share-Based Awards Plan

On April 18, 2001, the Company adopted the 2001 Option Plan (the “2001 Plan”), under which 59,063 stock options were granted to key employees, each with an exercise price of $4.71, a contractual life of 11 years and evenly vest over a five-year period.

Under the 2001 Plan, the Company’s board of directors may amend or terminate the Plan at any time if required under the Plan, subject to shareholders’ approval.

On January 31, 2007, the Company adopted the 2005 Option Plan Set One (the “2005 Plan I”), under which 65,875 stock options were granted to key employees (including directors and senior management who are key employees), each with an exercise price of $25.42, a contractual life of 10 years and evenly vest over a five-year period.

On September 17, 2007, the Company adopted the 2005 Option Plan Set Two (the “2005 Plan II”), under which 65,800 stock options were granted to key employees, each with an exercise price of $11.71, a contractual life of 10 years and evenly vested over a five-year period.

Under the 2005 Plan I and Plan II, the Company’s board of directors may amend or terminate the Plan at any time if required under the Plan, subject to shareholders’ approval.

On December 11, 2009, the Company adopted a share incentive plan (the “2009 Plan”), which provided for the granting of share incentives, including Incentive Stock Option (ISO) and restricted shares to the key employees. Under the 2009 Plan, 175,000 stock options were granted to the key employees with an exercise price of $6.55 and a contractual life of 10 years, 84,000 and 69,000 restricted shares are granted to members of the board of directors and senior management, respectively, with no cash consideration. Pursuant to the 2009 Plan, options and restricted shares evenly vest over a three-year period with the first 25% vested on the grant day.

The 2009 Plan is administered by the Company’s Nominee and Compensation Committee. The Nominee and Compensation Committee has the authority to determine the individuals who will receive grants, the type of grant, the number of shares subject to the grant, the terms of the grant, the time the grants will be made, the duration of any exercise or restriction period, and to deal with any other matters arising under the Plan. The Company’s board of directors may amend or terminate the Plan at any time if required under the Plan, subject to shareholders’ approval.

On December 20, 2011, the Company’s stockholders approved the Company’s 2011 Share Incentive Plan (the “2011 Plan”), which provides for the granting of equity incentives, including stock options and restricted shares to the key employees. Under the 2011 Plan, 393,745 ordinary shares were reserved for grant in accordance with its terms. No options or restricted shares were granted as of December 31, 2011 under the 2011 Plan.

On May 23, 2012, the Company adopted the 2011 Plan. Under the 2011 Plan, options to purchase 253,000 shares were granted to the key employees with an exercise price of $4.56 and a contractual life of 8.61 years, 134,000 restricted shares were granted to senior management with no cash consideration. Pursuant to the 2011 Plan, options and restricted shares evenly vest over a three-year period with the first 25% vested on the grant day.

The 2011 Plan is administered by the Company’s Nominee and Compensation Committee. The Nominee and Compensation Committee has the authority to determine the individuals who will receive grants, the type of grant, the number of shares subject to the grant, the terms of the grant, the time the grants will be made, the duration of any exercise or restriction period, and to deal with any other matters arising under the Plan. The Company’s board of directors may amend or terminate the Plan at any time if required under the Plan, subject to shareholders’ approval.

On May 23, 2012, stock options to purchase 8,000 shares were granted to the key employees under the 2005 Plan II with an exercise price of $4.56 and a contractual life of 2.61 years. Pursuant to the 2005 Plan II, such stock options were 100% vested on the grant day.

On May 23, 2012, 3,000 restricted shares were granted to the senior management under the 2009 Plan with no cash consideration. Pursuant to the 2009 Plan, such restricted shares were 100% vested on the grant day.

On May 23, 2012, 51,000 restricted shares were granted to members of the board of directors under the 2009 Plan with no cash consideration. Pursuant to the 2009 Plan, such restricted shares evenly vest over a three-year period with the first 25% vested on the grant day.

On Feburary 5, 2013, 10,000 restricted share were granted to the senior management under the 2011 Plan with no cash consideration. Pursuant to the 2011 Plan, such restricted shares evenly vest over a three-year period with the first 25% vested on the grant day.

On August 15, 2013, the Company’s stockholders approved the Company’s 2013 Share Incentive Plan (the “2013 Plan”), which provides for the granting of equity incentives, including stock options and restricted shares to the key employees. Under the 2013 Plan, 387,454 ordinary shares were reserved for grant in accordance with its terms. No options or restricted shares were granted as of December 31, 2013 under the 2013 Plan.

The 2013 Plan is administered by the Company’s Nominee and Compensation Committee. The Nominee and Compensation Committee has the authority to determine the individuals who will receive grants, the type of grant, the number of shares subject to the grant, the terms of the grant, the time the grants will be made, the duration of any exercise or restriction period, and to deal with any other matters arising under the Plan. The Company’s board of directors may amend or terminate the Plan at any time if required under the Plan, subject to shareholders’ approval.

The fair value of options granted is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	2005 Plan I	2005 Plan II	2009 Plan	2011 Plan
Grant date	January 31, 2007	September 17, 2007	December 11, 2009	May 23, 2012
Expected life	6.5 years	6.5 years	5.25 years	5.25 years
Risk-free interest rate	4.82%	4.32%	2.94%	0.71%
Expected volatility	75%	75%	100%	82.25%
Expected dividend yield	0%	0%	0%	0%
Forfeiture rate	3%	3%	3%	3%

The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock volatility. Because the Company’s employee stock options have characteristics significantly different from those of traded options, and because changes in subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its employee stock options. The Company recognized share-based compensation expense of 2005 Plan and 2011 Plan using a straight line basis over the requisite service period, whereas, the Company recognized share-based compensation expense of 2009 Plan using a graded vesting attribution method.

A summary of option activity as of December 31, 2013, and changes during the year then ended is presented below:

	Number	Weighted-Average Exercise Price	Aggregate Intrinsic Value	Weighted-Average Remaining Contractual Term (years)
Outstanding as of January 1, 2013	440,075	$8.59
Add: Granted	-	-
Less: Exercised	-	-
Expired	17,675	$7.07
Forfeited	8,875	$4.56
Outstanding as of December 31, 2013	413,525	$8.74	$-	5.03
Exercisable as of December 31, 2013	308,025	$10.17	$-	4.35

For the year ended December 31, 2013, the number and weighted-average grant-date fair value for the Company’s non-vested stock options were as follows:

	Number	Weighted-Average Grant-date Fair Value
Non-vested on January 1, 2013	167,875	$1.92
Add: Granted	-	-
Less: Vested	55,000	$1.92
Forfeited	7,375	$1.92
Non-vested on December 31, 2013	105,500	$1.92

For the year ended December 31, 2013, the number and weighted-average grant-date fair value for the Company’s non-vested restricted shares were as follows:

	Number	Weighted-Average Grant-date Fair Value
Non-vested on January 1, 2013	138,750	$3.58
Add: Granted	10,000	$3.72
Less: Vested	43,750	$3.48
Forfeited	23,750	$4.14
Non-vested on December 31, 2013	81,250	$3.49

The weighted-average grant-date fair value of restricted shares granted for the year ended December 31, 2013 was US$3.72. The weighted-average grant-date fair value of stock options and restricted shares granted for the year ended December 31, 2012 was US$1.91 and US$3.60, respectively. No stock options or restricted shares were granted in 2011.

The total fair value of stock options vested for the years ended December 31, 2011, 2012 and 2013 were RMB3.74 million, RMB3.97 million and RMB0.64 million (US$0.1 million), respectively.

The total fair value of restricted shares vested for the years ended December 31, 2011, 2012 and 2013 were RMB1.4 million, RMB2.5 million and RMB0.92 million (US$0.2 million), respectively.

Total compensation cost for share-based payment arrangement recognized for the years ended December 31, 2011, 2012 and 2013 were RMB5.3 million, RMB5.8 million and RMB1.5 million (US$0.2 million), respectively.

As of December 31, 2013, the total compensation cost related to stock options and restricted shares not yet recognized were RMB0.8 million (US$0.1 million) and RMB1.1 million (US$0.2 million), respectively, which are expected to be recognized over a weighted-average period of 1.4 years and 1.4 years, respectively.